Nationwide Life and Annuity Insurance Company

    o     Nationwide VL Separate Account - D





                   Prospectus supplement dated June 1, 2005 to
                          Prospectus dated May 1, 2005



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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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YOUR PROSPECTUS OFFERS THE FOLLOWING SUB-ACCOUNT AS AN INVESTMENT OPTION UNDER
YOUR CONTRACT. THIS INVESTMENT OPTION WILL CHANGE NAMES AS INDICATED BELOW. THIS NAME CHANGE WILL BE EFFECTIVE ON JULY 1, 2005.



------------------------------------------------------------------- ----------------------------------------------------------------
                              OLD NAME                                                          NEW NAME
------------------------------------------------------------------- ----------------------------------------------------------------
------------------------------------------------------------------- ----------------------------------------------------------------
AIM Variable Insurance Funds - AIM V.I. Health Sciences                  AIM Variable Insurance Funds - AIM V.I. Global Health
Fund:Series I Shares                                                     Care Fund:Series I Shares
------------------------------------------------------------------- ----------------------------------------------------------------